Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2018
Registrant Name	dei_EntityRegistrantName	USAA ETF Trust
CIK	dei_EntityCentralIndexKey	0001573099
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jan. 04, 2018
Effective Date	dei_DocumentEffectiveDate	Dec. 21, 2018
Prospectus Date	rr_ProspectusDate	Dec. 21, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
USAA Core Short-Term Bond ETF | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USTB
USAA Core Intermediate-Term Bond ETF | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UITB
USAA MSCI USA Value Momentum Blend Index ETF | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ULVM
USAA MSCI USA Small Cap Value Momentum Blend Index ETF | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USVM
USAA MSCI International Value Momentum Blend Index ETF | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UIVM
USAA MSCI Emerging Markets Value Momentum Blend Index ETF | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UEVM